COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

		Shares	Value
COMMON STOCK—REAL ESTATE	98.3%
AUSTRALIA	10.5%
DIVERSIFIED	7.9%
Charter Hall Group		1,050,580	$6,410,214
Dexus		1,442,159	6,768,823
Ingenia Communities Group		2,536,593	6,849,790
Mirvac Group		3,735,518	5,115,730
Stockland		3,467,226	8,738,671

			33,883,228

INDUSTRIALS	1.5%
Goodman Group		471,136	6,497,567

SELF STORAGE	1.1%
National Storage REIT		3,343,878	4,686,882

TOTAL AUSTRALIA			45,067,677

BELGIUM	3.5%
DIVERSIFIED	1.1%
Cofinimmo SA		65,584	4,500,081

HEALTH CARE	0.7%
Aedifica SA		55,280	3,147,252

INDUSTRIALS	1.3%
Warehouses De Pauw CVA		215,951	5,351,685

SELF STORAGE	0.4%
Shurgard Self Storage Ltd.		45,302	1,796,083

TOTAL BELGIUM			14,795,101

CANADA	5.3%
INDUSTRIALS	0.2%
Dream Industrial Real Estate Investment Trust		83,972	793,816

RESIDENTIAL	2.2%
Canadian Apartment Properties REIT		284,186	9,432,067

RETAIL	2.9%
RioCan Real Estate Investment Trust		950,610	12,646,805

TOTAL CANADA			22,872,688

FRANCE	5.5%
DIVERSIFIED	0.4%
Covivio SA/France		39,300	1,749,252

INDUSTRIALS	0.3%
ARGAN SA		19,300	1,289,591

		Shares	Value
RETAIL	4.8%
Klepierre SA		449,998	$11,051,915
Mercialys SA		417,151	3,762,011
Unibail-Rodamco-Westfield(a)		117,345	5,799,946

			20,613,872

TOTAL FRANCE			23,652,715

GERMANY	6.9%
INDUSTRIAL OFFICE	0.4%
Sirius Real Estate Ltd. (GBP)		1,596,744	1,678,363

RESIDENTIAL	6.5%
LEG Immobilien SE(a)		155,624	10,750,618
TAG Immobilien AG(a)		327,218	3,435,988
Vonovia SE		566,271	13,656,121

			27,842,727

TOTAL GERMANY			29,521,090

HONG KONG	11.1%
DIVERSIFIED
CK Asset Holdings Ltd.		1,889,500	9,953,055
Link REIT		3,098,910	15,195,876
Sun Hung Kai Properties Ltd.		1,440,627	15,416,334
Wharf Real Estate Investment Co., Ltd.		1,858,000	7,177,226

			47,742,491

JAPAN	28.1%
DIVERSIFIED	15.0%
Japan Metropolitan Fund Invest		13,233	8,589,407
Mitsubishi Estate Co., Ltd.		1,047,800	13,707,501
Mitsui Fudosan Co., Ltd.		923,092	20,347,063
Nomura Real Estate Holdings, Inc.		425,700	10,690,927
Tokyo Tatemono Co., Ltd.		269,400	3,728,046
United Urban Investment Corp.		7,149	7,448,469

			64,511,413

HOTEL	1.6%
Invincible Investment Corp.		16,851	6,968,628

INDUSTRIALS	4.3%
Mitsui Fudosan Logistics Park, Inc.		3,172	9,997,404

		Shares	Value
Nippon Prologis REIT, Inc.		4,573	$8,543,774

			18,541,178

OFFICE	3.0%
Daiwa Office Investment Corp.		1,132	5,060,064
Kenedix Office Investment Corp.		3,256	7,538,651

			12,598,715

RESIDENTIAL	4.2%
Advance Residence Investment Corp.		4,978	11,292,439
Comforia Residential REIT, Inc.		999	2,216,063
Kenedix Residential Next Investment Corp.		2,917	4,456,311

			17,964,813

TOTAL JAPAN			120,584,747

NETHERLANDS	1.3%
RETAIL
Eurocommercial Properties NV		246,260	5,472,734

NEW ZEALAND	0.7%
INDUSTRIALS
Goodman Property Trust		2,509,697	3,181,355

SINGAPORE	9.8%
DATA CENTERS	1.0%
Digital Core REIT Management Pte. Ltd.		8,414,500	4,459,685

DIVERSIFIED	4.3%
CapitaLand Integrated Commercial Trust		5,948,200	8,049,868
CapitaLand Investment Ltd./Singapore		4,554,700	10,328,874

			18,378,742

HEALTH CARE	1.7%
Parkway Life Real Estate Investment Trust		2,691,000	7,263,928

INDUSTRIALS	1.8%
Mapletree Logistics Trust		6,313,500	7,759,093

RETAIL	1.0%
Frasers Centrepoint Trust		2,715,600	4,350,522

TOTAL SINGAPORE			42,211,970

SPAIN	2.8%
DIVERSIFIED	1.6%
Merlin Properties Socimi SA		803,962	6,787,162

		Shares	Value
INFRASTRUCTURE	1.2%
Cellnex Telecom SA(a)(b)		152,099	$5,301,796

TOTAL SPAIN			12,088,958

SWEDEN	1.7%
HOTEL	0.5%
Pandox AB, Class B		215,175	2,290,489

INDUSTRIAL OFFICE	0.4%
Castellum AB		152,021	1,549,354

INDUSTRIALS	0.8%
Catena AB		104,054	3,619,087

TOTAL SWEDEN			7,458,930

SWITZERLAND	1.5%
DIVERSIFIED
PSP Swiss Property AG		53,145	6,282,066

UNITED KINGDOM	9.6%
DIVERSIFIED	2.9%
British Land Co., PLC/The		531,574	2,055,329
Land Securities Group PLC		1,077,290	7,752,340
LXI REIT PLC		2,336,775	2,588,798

			12,396,467

INDUSTRIALS	3.2%
Segro PLC		985,824	8,652,970
Tritax Big Box REIT PLC		1,936,282	3,302,716
Urban Logistics REIT PLC		1,221,092	1,635,860

			13,591,546

OFFICE	0.5%
Great Portland Estates PLC		427,987	2,181,697

RESIDENTIAL	1.2%
UNITE Group PLC/The		489,477	5,359,967

SELF STORAGE	1.8%
Big Yellow Group PLC		3,614	41,383
Safestore Holdings PLC		872,388	7,833,988

			7,875,371

TOTAL UNITED KINGDOM			41,405,048

TOTAL COMMON STOCK (Identified cost—$430,674,806)			422,337,570

		Value
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$430,674,806)	98.3%	$422,337,570
OTHER ASSETS IN EXCESS OF LIABILITIES	1.7	7,394,450

NET ASSETS	100.0%	$429,732,020

Glossary of Portfolio Abbreviations

GBP	British Pound
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $5,301,796 which represents 1.2% of the net assets of the Fund, of which 0.0% are illiquid.

Sector Summary	% of Net Assets
Diversified	45.8
Industrials	14.1
Residential	14.1
Retail	10.0
Office	3.5
Self Storage	3.3
Health Care	2.4
Hotel	2.1
Infrastructure	1.2
Data Centers	1.0
Industrial Office	0.8
Other	1.7

100.0

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock—Real Estate	$422,337,570	$—	$—	$422,337,570

Total Investments in Securities(a)	$422,337,570	$—	$—	$422,337,570

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.